Federal Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Federal Income Tax [Abstract]
Schedule of Consolidated Provision for Federal Income Tax
	Year Ended December 31
	2012	2011

Continuing operations:
Current provision	$-	$18
Deferred benefit	-	(18)

Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended December 31
	2012	2011

Tax (benefit) expense at statutory rate	$(73)	$252
Increase (decrease) from:
Change in valuation allowance	138	(177)
Tax-exempt interest	(52)	(55)
Other	(13)	(20)

Total income tax expense	$-	$-

Schedule of Net Deferred Tax Assets
	December 31
	2012	2011
Deferred tax assets:
Other real estate owned	$96	$185
Non-accrual loan interest	65	20
Directors' benefit plan	274	279
Net operating loss carryforward	3,536	3,320
Investment in subsidiary	784	784
Net deferred loan origination fees	109	93
Other	192	139

Total deferred tax assets	5,056	4,820

Less: valuation allowance	3,166	3,028

Deferred tax liabilities:
Allowance for loan losses	158	143
Mortgage servicing rights	345	338
Partnership losses	117	118
Unrealized gain on available-for-sale securities	385	344
Depreciation	343	287
Other	211	190

Total deferred tax liabilities	1,559	1,420

Net deferred tax asset	$331	$372